Schedule of Investments (unaudited) December 31, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Arconic Inc.	274,718	$8,453,073
Boeing Co. (The)	423,995	138,120,611
General Dynamics Corp.	331,724	58,499,527
Huntington Ingalls Industries Inc.	24,021	6,026,389
Raytheon Co.	157,994	34,717,602
Textron Inc.	323,768	14,440,053
United Technologies Corp.	539,666	80,820,380

		341,077,635

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	191,839	15,001,810
Expeditors International of Washington Inc.	116,709	9,105,636
FedEx Corp.	339,263	51,299,958
United Parcel Service Inc., Class B	545,177	63,818,420

		139,225,824

Airlines — 0.8%
Alaska Air Group Inc.	174,711	11,836,670
American Airlines Group Inc.(a)	552,989	15,859,725
Delta Air Lines Inc.	813,437	47,569,796
Southwest Airlines Co.	671,816	36,264,628
United Airlines Holdings Inc.(b)	307,350	27,074,461

		138,605,280

Auto Components — 0.3%
Aptiv PLC	360,892	34,273,913
BorgWarner Inc.	292,891	12,705,612

		46,979,525

Automobiles — 0.7%
Ford Motor Co.	5,504,487	51,191,729
General Motors Co.	1,778,640	65,098,224
Harley-Davidson Inc.	218,849	8,138,994

		124,428,947

Banks — 10.1%
Bank of America Corp.	11,464,359	403,774,724
Citigroup Inc.	3,091,671	246,993,596
Citizens Financial Group Inc.	616,600	25,040,126
Comerica Inc.	204,464	14,670,292
Fifth Third Bancorp.	1,006,584	30,942,392
First Republic Bank/CA	121,903	14,317,507
Huntington Bancshares Inc./OH	1,464,852	22,089,968
JPMorgan Chase & Co.	2,309,656	321,966,046
KeyCorp	1,397,054	28,276,373
M&T Bank Corp.	186,470	31,653,283
People’s United Financial Inc.	629,941	10,646,003
PNC Financial Services Group Inc. (The)	620,388	99,032,537
Regions Financial Corp.	1,368,238	23,478,964
SVB Financial Group(b)	26,335	6,611,138
Truist Financial Corp.	1,899,003	106,951,849
U.S. Bancorp.	2,012,724	119,334,406
Wells Fargo & Co.	5,450,256	293,223,773
Zions Bancorp. N.A.	241,785	12,553,477

		1,811,556,454

Beverages — 2.2%
Coca-Cola Co. (The)	3,276,375	181,347,356
Constellation Brands Inc., Class A	237,575	45,079,856
Molson Coors Brewing Co., Class B	266,455	14,361,925
Monster Beverage Corp.(b)	176,836	11,237,928
PepsiCo Inc.	1,026,839	140,338,086

		392,365,151

Security	Shares	Value

Biotechnology — 2.2%
AbbVie Inc.	983,856	$87,110,610
Alexion Pharmaceuticals Inc.(b)	131,829	14,257,306
Amgen Inc.	344,992	83,167,222
Biogen Inc.(b)	255,343	75,767,928
Gilead Sciences Inc.	1,791,602	116,418,298
Regeneron Pharmaceuticals Inc.(b)	37,393	14,040,324

		390,761,688

Building Products — 0.3%
AO Smith Corp.	194,405	9,261,454
Johnson Controls International PLC	1,094,175	44,543,865

		53,805,319

Capital Markets — 3.1%
Ameriprise Financial Inc.	62,192	10,359,943
Bank of New York Mellon Corp. (The)	1,186,838	59,733,557
BlackRock Inc.(c)	81,966	41,204,308
Charles Schwab Corp. (The)	437,833	20,823,337
CME Group Inc.	248,201	49,818,905
E*TRADE Financial Corp.	320,440	14,538,363
Franklin Resources Inc.	395,617	10,278,130
Goldman Sachs Group Inc. (The)	451,239	103,753,383
Intercontinental Exchange Inc.	355,422	32,894,306
Invesco Ltd.	527,915	9,491,912
Morgan Stanley	1,741,337	89,017,147
Nasdaq Inc.	85,161	9,120,743
Northern Trust Corp.	299,428	31,811,231
Raymond James Financial Inc.	175,122	15,666,414
State Street Corp.	514,275	40,679,152
T Rowe Price Group Inc.	85,215	10,382,596

		549,573,427

Chemicals — 1.7%
Albemarle Corp.	148,704	10,861,340
CF Industries Holdings Inc.	308,402	14,723,112
Corteva Inc.(b)	1,061,524	31,378,649
DuPont de Nemours Inc.	1,047,987	67,280,765
Eastman Chemical Co.	191,395	15,169,968
Ecolab Inc.	174,287	33,635,648
International Flavors & Fragrances Inc.	151,450	19,540,079
Linde PLC	220,112	46,861,845
LyondellBasell Industries NV, Class A	362,903	34,287,075
Mosaic Co. (The)(a)	495,927	10,731,860
PPG Industries Inc.	164,346	21,938,548

		306,408,889

Commercial Services & Supplies — 0.2%
Republic Services Inc.	161,335	14,460,456
Rollins Inc.	105,850	3,509,986
Waste Management Inc.	232,515	26,497,409

		44,467,851

Communications Equipment — 1.7%
Cisco Systems Inc.	6,007,566	288,122,865
F5 Networks Inc.(a)(b)	86,227	12,041,601
Juniper Networks Inc.	474,748	11,693,043

		311,857,509

Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.	192,190	17,264,428
Quanta Services Inc.	111,003	4,518,932

		21,783,360

Consumer Finance — 0.7%
American Express Co.	379,271	47,215,447

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Capital One Financial Corp.	658,863	$67,803,591
Discover Financial Services	167,589	14,214,899

		129,233,937

Containers & Packaging — 0.6%
Amcor PLC(b)	2,297,996	24,910,277
Avery Dennison Corp.	34,344	4,492,882
Ball Corp.	134,560	8,701,995
International Paper Co.	556,172	25,611,721
Packaging Corp. of America	133,207	14,917,852
Sealed Air Corp.	219,166	8,729,382
Westrock Co.	365,796	15,696,306

		103,060,415

Distributors — 0.2%
Genuine Parts Co.	206,083	21,892,197
LKQ Corp.(b)	208,649	7,448,769

		29,340,966

Diversified Consumer Services — 0.0%
H&R Block Inc.	276,937	6,502,481

Diversified Financial Services — 3.5%
Berkshire Hathaway Inc., Class B(b)	2,769,991	627,402,962

Diversified Telecommunication Services — 4.4%
AT&T Inc.	10,344,776	404,273,846
CenturyLink Inc.	1,391,732	18,384,780
Verizon Communications Inc.	5,856,778	359,606,169

		782,264,795

Electric Utilities — 3.8%
Alliant Energy Corp.	340,913	18,654,759
American Electric Power Co. Inc.	698,734	66,037,350
Duke Energy Corp.	1,032,088	94,136,747
Edison International	507,021	38,234,454
Entergy Corp.	281,416	33,713,637
Evergy Inc.	323,259	21,040,928
Eversource Energy	457,818	38,946,577
Exelon Corp.	1,374,899	62,681,645
FirstEnergy Corp.	766,375	37,245,825
NextEra Energy Inc.	325,105	78,727,427
Pinnacle West Capital Corp.	159,443	14,338,709
PPL Corp.	1,025,543	36,796,483
Southern Co. (The)	1,485,137	94,603,227
Xcel Energy Inc.	741,941	47,105,834

		682,263,602

Electrical Equipment — 0.6%
Eaton Corp. PLC	584,486	55,362,514
Emerson Electric Co.	397,452	30,309,689
Rockwell Automation Inc.	70,476	14,283,371

		99,955,574

Electronic Equipment, Instruments & Components — 0.3%
Corning Inc.	578,174	16,830,645
FLIR Systems Inc.	98,946	5,152,118
IPG Photonics Corp.(b)	25,216	3,654,303
TE Connectivity Ltd.	237,206	22,733,823

		48,370,889

Energy Equipment & Services — 0.9%
Baker Hughes Co.	921,766	23,624,862
Halliburton Co.	1,245,070	30,466,863
Helmerich & Payne Inc.	153,821	6,988,088
National Oilwell Varco Inc.	377,607	9,459,055

Security	Shares	Value

Energy Equipment & Services (continued)
Schlumberger Ltd.	1,959,143	$78,757,549
TechnipFMC PLC	596,068	12,779,698

		162,076,115

Entertainment — 1.3%
Activision Blizzard Inc.	1,086,703	64,571,892
Electronic Arts Inc.(b)	193,546	20,808,130
Live Nation Entertainment Inc.(a)(b)	66,878	4,779,771
Walt Disney Co. (The)	995,442	143,970,777

		234,130,570

Equity Real Estate Investment Trusts (REITs) — 3.2%
Alexandria Real Estate Equities Inc.	75,129	12,139,344
Apartment Investment & Management Co., Class A	208,856	10,787,412
AvalonBay Communities Inc.	198,095	41,540,522
Boston Properties Inc.	114,222	15,746,645
Crown Castle International Corp.	246,848	35,089,443
Digital Realty Trust Inc.	296,049	35,448,907
Duke Realty Corp.	214,949	7,452,282
Equity Residential	495,121	40,065,191
Essex Property Trust Inc.	46,865	14,099,804
Extra Space Storage Inc.	76,889	8,121,016
Federal Realty Investment Trust	57,781	7,438,148
Healthpeak Properties Inc.	372,078	12,825,529
Host Hotels & Resorts Inc.	1,017,239	18,869,783
Iron Mountain Inc.	407,280	12,980,014
Kimco Realty Corp.	598,893	12,403,074
Mid-America Apartment Communities Inc.	89,288	11,773,516
Prologis Inc.	385,307	34,346,266
Public Storage	119,321	25,410,600
Realty Income Corp.	254,258	18,721,017
Regency Centers Corp.	237,668	14,994,474
Simon Property Group Inc.	260,340	38,780,246
SL Green Realty Corp.	115,620	10,623,166
UDR Inc.	220,301	10,288,057
Ventas Inc.	528,683	30,526,156
Vornado Realty Trust	224,683	14,941,420
Welltower Inc.	575,521	47,066,107
Weyerhaeuser Co.	1,056,907	31,918,591

		574,396,730

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	256,310	75,334,635
Kroger Co. (The)	1,137,551	32,977,603
Sysco Corp.	396,642	33,928,757
Walgreens Boots Alliance Inc.	1,060,355	62,518,531
Walmart Inc.	2,008,893	238,736,844

		443,496,370

Food Products — 2.0%
Archer-Daniels-Midland Co.	789,597	36,597,821
Campbell Soup Co.	134,180	6,631,176
Conagra Brands Inc.	690,265	23,634,673
General Mills Inc.	857,268	45,915,274
Hershey Co. (The)	69,417	10,202,911
Hormel Foods Corp.	394,406	17,791,655
JM Smucker Co. (The)	161,777	16,845,839
Kellogg Co.	353,181	24,425,998
Kraft Heinz Co. (The)	883,361	28,382,389
Lamb Weston Holdings Inc.	93,229	8,020,491
McCormick & Co. Inc./MD, NVS	85,881	14,576,582
Mondelez International Inc., Class A	2,038,967	112,306,302

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Tyson Foods Inc., Class A	217,716	$19,820,865

		365,151,976

Gas Utilities — 0.1%
Atmos Energy Corp.	168,215	18,816,530

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	1,050,856	91,277,352
ABIOMED Inc.(a)(b)	27,872	4,754,685
Baxter International Inc.	396,844	33,184,095
Becton Dickinson and Co.	383,005	104,165,870
Boston Scientific Corp.(b)	810,566	36,653,795
Cooper Companies Inc. (The)	30,236	9,714,524
Danaher Corp.	325,643	49,979,688
DENTSPLY SIRONA Inc.	149,296	8,448,661
Hologic Inc.(a)(b)	174,956	9,134,453
Medtronic PLC	1,898,141	215,344,096
Steris PLC	55,317	8,431,417
Stryker Corp.	154,710	32,479,817
Varian Medical Systems Inc.(b)	58,431	8,297,786
Zimmer Biomet Holdings Inc.(a)	291,740	43,667,643

		655,533,882

Health Care Providers & Services — 6.0%
AmerisourceBergen Corp.	213,220	18,127,964
Anthem Inc.	359,080	108,452,933
Cardinal Health Inc.	414,863	20,983,771
Centene Corp.(a)(b)	586,928	36,900,163
Cigna Corp.(b)	528,772	108,128,586
CVS Health Corp.	1,842,325	136,866,324
DaVita Inc.(b)	127,197	9,543,591
HCA Healthcare Inc.	374,440	55,345,976
Henry Schein Inc.(a)(b)	208,137	13,886,901
Humana Inc.	187,345	68,665,689
Laboratory Corp. of America Holdings(b)	137,725	23,298,938
McKesson Corp.	254,703	35,230,519
Quest Diagnostics Inc.	191,057	20,402,977
UnitedHealth Group Inc.	1,341,655	394,419,737
Universal Health Services Inc., Class B(a)	113,121	16,228,339

		1,066,482,408

Health Care Technology — 0.1%
Cerner Corp.	164,840	12,097,608

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	568,156	28,879,370
Darden Restaurants Inc.	93,904	10,236,475
Las Vegas Sands Corp.	206,110	14,229,835
McDonald’s Corp.	597,225	118,017,632
MGM Resorts International	284,878	9,477,891
Norwegian Cruise Line Holdings Ltd.(a)(b)	301,776	17,626,736
Royal Caribbean Cruises Ltd.	243,820	32,552,408

		231,020,347

Household Durables — 0.3%
Leggett & Platt Inc.	63,465	3,225,926
Lennar Corp., Class A	396,978	22,147,402
Mohawk Industries Inc.(a)(b)	83,450	11,380,911
Newell Brands Inc.	540,495	10,388,314
Whirlpool Corp.	89,645	13,225,327

		60,367,880

Household Products — 1.7%
Church & Dwight Co. Inc.	160,113	11,262,348

Security	Shares	Value

Household Products (continued)
Clorox Co. (The)	178,014	$27,332,270
Colgate-Palmolive Co.	668,592	46,025,873
Kimberly-Clark Corp.	247,119	33,991,219
Procter & Gamble Co. (The)	1,483,251	185,258,050

		303,869,760

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	941,663	18,739,094

Industrial Conglomerates — 2.1%
3M Co.	814,342	143,666,216
General Electric Co.	12,367,778	138,024,402
Honeywell International Inc.	546,281	96,691,737

		378,382,355

Insurance — 3.9%
Aflac Inc.	1,037,789	54,899,038
Allstate Corp. (The)	458,442	51,551,803
American International Group Inc.	1,230,527	63,162,951
Aon PLC	122,320	25,478,033
Arthur J Gallagher & Co.	129,635	12,345,141
Assurant Inc.	86,004	11,273,404
Chubb Ltd.	641,675	99,883,130
Cincinnati Financial Corp.	116,372	12,236,516
Everest Re Group Ltd.	57,845	16,013,810
Globe Life Inc.	140,192	14,755,208
Hartford Financial Services Group Inc. (The)	511,219	31,066,779
Lincoln National Corp.	281,309	16,600,044
Loews Corp.	362,821	19,044,474
Marsh & McLennan Companies Inc.	279,172	31,102,552
MetLife Inc.	1,105,253	56,334,745
Principal Financial Group Inc.	366,277	20,145,235
Progressive Corp. (The)	323,404	23,411,216
Prudential Financial Inc.	568,936	53,332,061
Travelers Companies Inc. (The)	364,809	49,960,593
Unum Group	292,566	8,531,225
Willis Towers Watson PLC	94,835	19,150,980
WR Berkley Corp.	205,814	14,221,747

		704,500,685

Interactive Media & Services — 0.2%
Twitter Inc.(b)	1,101,181	35,292,851

Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	197,124	21,316,989

IT Services — 3.1%
Accenture PLC, Class A	332,719	70,060,640
Akamai Technologies Inc.(b)	64,877	5,604,075
Alliance Data Systems Corp.	58,139	6,523,196
Automatic Data Processing Inc.	232,523	39,645,171
Broadridge Financial Solutions Inc.	48,786	6,027,022
Cognizant Technology Solutions Corp., Class A	773,845	47,993,867
DXC Technology Co.	363,105	13,649,117
Fidelity National Information Services Inc.	870,349	121,056,842
Global Payments Inc.	217,410	39,690,369
International Business Machines Corp.	1,254,169	168,108,813
Jack Henry & Associates Inc.	52,783	7,688,900
Leidos Holdings Inc.	94,992	9,298,767
Paychex Inc.	149,111	12,683,382
VeriSign Inc.(b)	68,257	13,151,759

		561,181,920

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products — 0.1%
Hasbro Inc.	179,371	$18,943,371

Life Sciences Tools & Services — 0.4%
Agilent Technologies Inc.	187,360	15,983,682
Illumina Inc.(b)	83,399	27,666,784
IQVIA Holdings Inc.(b)	78,566	12,139,233
Mettler-Toledo International Inc.(a)(b)	12,784	10,141,291
PerkinElmer Inc.	67,764	6,579,884
Waters Corp.(a)(b)	34,732	8,115,132

		80,626,006

Machinery — 1.7%
Caterpillar Inc.	320,175	47,283,444
Cummins Inc.	79,739	14,270,091
Deere & Co.	183,114	31,726,332
Dover Corp.	84,480	9,737,165
Flowserve Corp.	185,614	9,238,009
Fortive Corp.	419,149	32,018,792
IDEX Corp.	46,738	8,038,936
Illinois Tool Works Inc.	161,793	29,062,877
Ingersoll-Rand PLC	128,259	17,048,186
Parker-Hannifin Corp.	81,425	16,758,894
Pentair PLC	238,424	10,936,509
Snap-on Inc.	77,791	13,177,795
Stanley Black & Decker Inc.	214,903	35,618,023
Westinghouse Air Brake Technologies Corp.	256,748	19,974,994
Xylem Inc./NY	104,723	8,251,125

		303,141,172

Media — 1.5%
Comcast Corp., Class A	2,828,724	127,207,718
Discovery Inc., Class A(a)(b)	224,307	7,343,811
Discovery Inc., Class C, NVS(a)(b)	475,753	14,505,709
DISH Network Corp., Class A(a)(b)	362,549	12,859,613
Fox Corp., Class A, NVS	502,835	18,640,093
Fox Corp., Class B(b)	230,300	8,382,920
Interpublic Group of Companies Inc. (The)	549,955	12,703,961
News Corp., Class A, NVS	551,130	7,792,978
News Corp., Class B	172,725	2,506,240
Omnicom Group Inc.	308,827	25,021,164
ViacomCBS Inc., Class B, NVS	766,499	32,169,963

		269,134,170

Metals & Mining — 0.5%
Freeport-McMoRan Inc.	926,085	12,150,235
Newmont Goldcorp Corp.	1,158,526	50,337,955
Nucor Corp.	427,983	24,086,883

		86,575,073

Multi-Utilities — 2.1%
Ameren Corp.	348,967	26,800,666
CenterPoint Energy Inc.	712,375	19,426,466
CMS Energy Corp.	402,603	25,299,572
Consolidated Edison Inc.	471,519	42,658,324
Dominion Energy Inc.	1,165,307	96,510,726
DTE Energy Co.	271,571	35,268,926
NiSource Inc.	529,833	14,750,551
Public Service Enterprise Group Inc.	717,318	42,357,628
Sempra Energy	219,136	33,194,721
WEC Energy Group Inc.	446,135	41,147,031

		377,414,611

Multiline Retail — 0.5%
Dollar Tree Inc.(b)	335,679	31,570,610

Security	Shares	Value

Multiline Retail (continued)
Kohl’s Corp.	222,076	$11,314,772
Macy’s Inc.	438,280	7,450,760
Nordstrom Inc.	151,943	6,219,027
Target Corp.	258,750	33,174,338

		89,729,507

Oil, Gas & Consumable Fuels — 7.0%
Apache Corp.	202,681	5,186,607
Cabot Oil & Gas Corp.	214,082	3,727,168
Chevron Corp.	2,677,705	322,690,229
Cimarex Energy Co.	66,426	3,486,701
Concho Resources Inc.	285,140	24,969,710
Devon Energy Corp.	548,920	14,255,452
Diamondback Energy Inc.	227,216	21,099,278
EOG Resources Inc.	412,584	34,558,036
Exxon Mobil Corp.	5,991,764	418,105,292
HollyFrontier Corp.	210,604	10,679,729
Kinder Morgan Inc./DE	2,754,354	58,309,674
Marathon Oil Corp.	1,134,614	15,408,058
Marathon Petroleum Corp.	918,099	55,315,465
Noble Energy Inc.	678,415	16,851,829
Occidental Petroleum Corp.	1,262,502	52,027,707
ONEOK Inc.	585,915	44,336,188
Phillips 66	314,089	34,992,655
Pioneer Natural Resources Co.	89,279	13,514,162
Valero Energy Corp.	581,221	54,431,347
Williams Companies Inc. (The)	1,719,164	40,778,570

		1,244,723,857

Personal Products — 0.0%
Coty Inc., Class A	222,201	2,499,761

Pharmaceuticals — 5.9%
Allergan PLC	464,691	88,834,978
Bristol-Myers Squibb Co.	1,493,420	95,862,630
Eli Lilly & Co.	537,937	70,701,060
Johnson & Johnson	2,161,692	315,326,012
Merck & Co. Inc.	1,622,439	147,560,827
Mylan NV(b)	732,076	14,714,728
Perrigo Co. PLC	193,056	9,973,273
Pfizer Inc.	7,836,994	307,053,425

		1,050,026,933

Professional Services — 0.3%
Equifax Inc.	69,124	9,685,655
IHS Markit Ltd.(b)	153,566	11,571,198
Nielsen Holdings PLC	504,681	10,245,024
Robert Half International Inc.	166,750	10,530,263
Verisk Analytics Inc.	71,254	10,641,072

		52,673,212

Road & Rail — 0.8%
CSX Corp.	549,868	39,788,449
JB Hunt Transport Services Inc.	48,890	5,709,374
Norfolk Southern Corp.	170,128	33,026,949
Union Pacific Corp.	373,499	67,524,884

		146,049,656

Semiconductors & Semiconductor Equipment — 1.5%
Intel Corp.	2,648,856	158,534,032
Maxim Integrated Products Inc.	214,943	13,221,144
Skyworks Solutions Inc.	101,497	12,268,957
Texas Instruments Inc.	502,902	64,517,297

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Xilinx Inc.	135,536	$13,251,355

		261,792,785

Software — 0.5%
Citrix Systems Inc.	83,336	9,241,963
NortonLifeLock Inc.	309,046	7,886,854
Oracle Corp.	1,225,833	64,944,632

		82,073,449

Specialty Retail — 1.2%
Advance Auto Parts Inc.	97,477	15,611,916
Best Buy Co. Inc.	323,005	28,359,839
Gap Inc. (The)	301,807	5,335,948
Home Depot Inc. (The)	447,891	97,810,436
L Brands Inc.	329,407	5,968,855
Lowe’s Companies Inc.	369,639	44,267,967
Tractor Supply Co.	85,637	8,001,921
Ulta Salon Cosmetics & Fragrance Inc.(b)	36,483	9,235,307

		214,592,189

Technology Hardware, Storage & Peripherals — 0.6%
Hewlett Packard Enterprise Co.	1,835,401	29,109,460
HP Inc.	2,101,937	43,194,805
NetApp Inc.	174,808	10,881,798
Seagate Technology PLC	131,167	7,804,437
Western Digital Corp.	421,841	26,774,248

		117,764,748

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(b)	215,076	8,205,149
Hanesbrands Inc.	513,031	7,618,510
NIKE Inc., Class B	581,479	58,909,638
PVH Corp.	104,024	10,938,124
Ralph Lauren Corp.	70,546	8,269,402
Tapestry Inc.	391,383	10,555,600
Under Armour Inc., Class A(a)(b)	266,943	5,765,969
Under Armour Inc., Class C, NVS(b)	275,983	5,293,354
VF Corp.	218,314	21,757,173

		137,312,919

Tobacco — 1.0%
Altria Group Inc.	1,612,857	80,497,693

Security	Shares	Value

Tobacco (continued)
Philip Morris International Inc.	1,233,855	$104,988,722

		185,486,415

Trading Companies & Distributors — 0.2%
Fastenal Co.	244,047	9,017,536
WW Grainger Inc.	61,890	20,951,003

		29,968,539

Water Utilities — 0.1%
American Water Works Co. Inc.	128,208	15,750,353

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)(b)	449,008	35,211,207

Total Common Stocks — 99.7% (Cost: $16,037,937,139)		17,829,636,483

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	70,547,082	70,575,301
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	27,587,969	27,587,969

		98,163,270

Total Short-Term Investments — 0.6% (Cost: $98,153,911)		98,163,270

Total Investments in Securities — 100.3% (Cost: $16,136,091,050)		17,927,799,753

Other Assets, Less Liabilities — (0.3)%		(48,115,095)

Net Assets — 100.0%		$17,879,684,658

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	42,607,767	27,939,315	(a)	—	70,547,082	$70,575,301	$347,643	(b)	$8,896	$(1,530)
BlackRock Cash Funds: Treasury, SL Agency Shares	23,902,524	3,685,445	(a)	—	27,587,969	27,587,969	491,584		—	—
BlackRock Inc.	167,741	52,863		(138,638)	81,966	41,204,308	1,627,346		8,971,308	3,364,651

						$139,367,578	$2,466,573		$8,980,204	$3,363,121

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P 500 Value ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	288	03/20/20	$46,528	$644,904

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$17,829,636,483	$—	$—	$17,829,636,483
Money Market Funds	98,163,270	—	—	98,163,270

	$17,927,799,753	$—	$—	$17,927,799,753

Derivative financial instruments(a)
Assets
Futures Contracts	$644,904	$—	$—	$644,904

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares